CERTIFICATION


         Pursuant to Rule 497(j), Neuberger Berman Income Funds (1933 Act File No. 2-85229, 1940 Act File No. 811-3802) ("Registrant") hereby certifies (a) (i) that the form of Prospectus used with respect to Neuberger Berman Government Money Fund, Neuberger Berman Cash Reserves, Neuberger Berman Limited Maturity Bond Fund, Neuberger Berman High Yield Bond Fund, Neuberger Berman Municipal Securities Trust, and Neuberger Berman Municipal Money Fund, each a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 27 ("Amendment No. 27") to its Registration Statement; (ii) that the form of stand-alone Prospectus used with respect to Neuberger Berman Cash Reserves does not differ from that contained in Amendment No. 27 to its Registration Statement; (iii) that the form of Statement of Additional Information used with respect to Neuberger Berman Municipal Securities Trust and Neuberger Berman Municipal Money Fund does not differ from that contained in Post-Effective Amendment No. 27; and (iv) that the form of Statement of Additional Information used with respect to Neuberger Berman Government Money Fund, Neuberger Berman Cash Reserves, Neuberger Berman Limited Maturity Bond Fund, Neuberger Berman High Yield Bond Fund does not differ from that contained in Amendment No. 27 to its Registration Statement, and (b) that Amendment No. 27 was filed electronically.



Dated:  March 5, 1998                       By: /s/ Claudia A. Brandon
                                                ------------------------
                                                Claudia A. Brandon